ITEM 1. SCHEDULE OF INVESTMENTS

T. ROWE PRICE CORPORATE INCOME FUND
Unaudited		February 29, 2008
Portfolio of Investments ‡	$ Par/Shares	Value
(Amounts in 000s)

CORPORATE BONDS 77.9%
FINANCIAL INSTITUTIONS 15.4%
Banking 4.9%
Bank of America Capital Trust VI, 5.625%, 3/8/35	1,347	1,142
BB&T Capital Trust II, 6.75%, 6/7/36	710	646
BBVA Bancomer SA, 6.008%, 5/17/22 (1)	1,000	914
Credit Agricole SA, 6.637%, 5/29/49 (1)	800	693
Credit Suisse Guernsey, 5.86%, 5/29/49	1,000	900
FBOP Capital Trust II, 10.00%, 1/15/09 (1)	800	835
HBOS Treasury Services, 5.92%, 9/29/49 (1)	800	700
HSBC Bank USA, 4.625%, 4/1/14	1,040	1,016
Independence Community Bank, 3.75%, 4/1/14	205	202
JPMorgan Chase Capital XVII, 6.95%, 8/17/36	230	218
Lloyds TSB, 6.267%, 12/31/49 (1)	800	702
Mizuho Capital Investment, 6.686%, 12/31/49 (1)	560	484
MUFG Capital Finance, 6.346%, 7/25/49	650	563
Sovereign Capital Trust VI, 7.908%, 6/13/36	650	522
Sumitomo Mitsui Banking, 5.625%, 7/29/49 (1)	1,675	1,497
		11,034
Brokerage 1.7%
Goldman Sachs, 6.75%, 10/1/37	815	765
Goldman Sachs Capital I, 6.345%, 2/15/34	1,023	902
Jefferies Group, 5.875%, 6/8/14	626	641
Jefferies Group, 6.25%, 1/15/36	1,150	958
Merrill Lynch, 5.45%, 2/5/13	635	641
		3,907
Finance Companies 2.6%
Capital One IV, 6.745%, 2/17/37	1,215	856
Countrywide Home Loans, 3.25%, 5/21/08	1,660	1,623
GE Capital, 5.25%, 10/19/12	1,320	1,382
General Motors Acceptance Corporation, 5.625%, 5/15/09	2,130	1,998
		5,859
Insurance 2.9%
AGFC Capital Trust I, 6.00%, 1/15/67 (1)	300	271
Fund American Companies, 5.875%, 5/15/13	375	389
Genworth Financial, 6.15%, 11/15/66	600	509
Lincoln National, 6.05%, 4/20/17	335	302
Mangrove Bay Pass Thru Trust, 6.102%, 7/15/33 (1)	1,200	1,009
Nationwide Mutual Insurance, 6.60%, 4/15/34 (1)	330	319
NLV Financial, 7.50%, 8/15/33 (1)	440	473
Ohio National Financial Services, 6.35%, 4/1/13 (1)	195	215
Principal Financial Group, 6.05%, 10/15/36	280	254
Principal Mutual Life Insurance, 8.00%, 3/1/44 (1)	405	443
RLI Corporation, 5.95%, 1/15/14	235	231
Security Benefit Life Insurance, 7.45%, 10/1/33 (1)	175	176
Torchmark, 6.375%, 6/15/16	500	525
WellPoint, 4.25%, 12/15/09	550	557
WellPoint, 5.00%, 1/15/11	365	374
Willis North America, 6.20%, 3/28/17	500	487
		6,534
Real Estate Investment Trusts 3.3%
AMB Property, 5.90%, 8/15/13	500	519
Avalonbay Communities, 4.95%, 3/15/13	885	846
Camden Property Trust, 4.375%, 1/15/10	1,330	1,318
Developers Diversified Realty, 3.875%, 1/30/09	325	322
ERP Operating, 5.25%, 9/15/14	500	469
Federal Realty Investment Trust, 6.00%, 7/15/12	455	462
Hospitality Properties Trust, 5.625%, 3/15/17	760	649
Kimco Realty, 4.904%, 2/18/15	885	797
Mack-Cali Realty, 5.125%, 2/15/14	245	231
Mack-Cali Realty, 5.80%, 1/15/16	155	149
Reckson Operating, 6.00%, 3/31/16	700	631
Regency Centers, 5.875%, 6/15/17	440	403
Simon Property Group, 5.75%, 12/1/15	590	556
		7,352
Total Financial Institutions		34,686
INDUSTRIAL 50.1%
Basic Industry 3.5%
Air Products & Chemicals, 4.15%, 2/1/13	255	259
Boise Cascade, 7.125%, 10/15/14	435	411
Celulosa Arauco y Constitucion, 5.125%, 7/9/13	478	475
Freeport-McMoRan Copper & Gold, 8.375%, 4/1/17	325	343
Lubrizol, 4.625%, 10/1/09	885	895
Placer Dome, 6.45%, 10/15/35	1,350	1,329
Steel Dynamics, 6.75%, 4/1/15	375	367
Vale Overseas, 6.25%, 1/23/17	2,210	2,204
Weyerhaeuser, 7.375%, 3/15/32	1,110	1,051
Xstrata Finance Canada, 5.50%, 11/16/11 (1)	500	504
		7,838
Capital Goods 2.7%
Boeing, 8.75%, 8/15/21	760	1,012
CRH America, 6.40%, 10/15/33	880	768
John Deere Capital, 4.95%, 12/17/12	965	1,013
Lafarge, 6.15%, 7/15/11	445	469
Northrop Grumman, 7.125%, 2/15/11	705	773
Northrop Grumman, 7.75%, 3/1/16	435	512
Oakmont Asset Trust, 4.514%, 12/22/08 (1)	295	295
Owens Corning, 6.50%, 12/1/16	605	509
Sealed Air, 5.375%, 4/15/08 (1)	440	441
Waste Management, 7.375%, 5/15/29	220	241
		6,033
Communications 17.3%
America Movil, 5.625%, 11/15/17	1,310	1,290
America Movil, 6.375%, 3/1/35	2,122	2,027
American Tower, 7.125%, 10/15/12	465	479
AT&T, 6.45%, 6/15/34	790	799
AT&T, STEP, 7.30%, 11/15/11	690	767
AT&T Broadband, 8.375%, 3/15/13	2,385	2,680
AT&T Wireless, 7.875%, 3/1/11	1,710	1,891
British Sky Broadcasting, 6.10%, 2/15/18 (1)	1,000	1,013
British Telecommunications, 5.15%, 1/15/13	1,635	1,674
Comcast, 5.875%, 2/15/18	610	608
Comcast, 6.95%, 8/15/37	1,535	1,559
Cox Communications, 7.125%, 10/1/12	890	975
Echostar DBS, 5.75%, 10/1/08	220	219
France Telecom, STEP, 7.75%, 3/1/11	1,735	1,894
Idearc, 8.00%, 11/15/16	30	18
News America, 6.15%, 3/1/37	2,285	2,164
News America, 6.20%, 12/15/34	2,210	2,110
News America, 6.65%, 11/15/37 (1)	875	883
Qwest, 6.50%, 6/1/17	975	895
Rogers Wireless, 6.375%, 3/1/14	3,340	3,407
Sprint Capital, 6.90%, 5/1/19	2,035	1,488
Sprint Capital, 8.375%, 3/15/12	1,730	1,523
Telecom Italia Capital, 5.25%, 11/15/13	1,440	1,430
Telefonica Emisiones, 6.221%, 7/3/17	825	860
Telefonica Emisiones, 6.421%, 6/20/16	1,195	1,255
Time Warner Cable, 5.40%, 7/2/12	1,685	1,699
Time Warner Entertainment, 7.25%, 9/1/08	1,045	1,060
Verizon Global Funding, 7.75%, 12/1/30	880	1,006
Videotron, 6.875%, 1/15/14	175	169
Vodafone, 5.625%, 2/27/17	810	807
Windstream, 8.625%, 8/1/16	420	427
		39,076
Consumer Cyclical 8.0%
Centex, 5.45%, 8/15/12	885	754
D.R. Horton, 6.50%, 4/15/16	605	547
DaimlerChrysler, 6.50%, 11/15/13	835	891
DaimlerChrysler, VR, 3.562%, 8/3/09	975	964
Federated Department Stores, 5.35%, 3/15/12	395	381
Ford Motor Credit, 7.375%, 10/28/09	1,600	1,513
Ford Motor Credit, VR, 5.828%, 1/15/10	1,475	1,284
Harrah's Operating, 5.50%, 7/1/10	2,060	1,823
J.C. Penney, 7.375%, 8/15/08	1,090	1,101
J.C. Penney, 9.00%, 8/1/12	765	853
Lennar, 5.60%, 5/31/15	450	356
Lennar, 5.95%, 10/17/11	285	240
MDC Holdings, 5.375%, 12/15/14	885	818
NVR, 5.00%, 6/15/10	225	232
Pulte Homes, 5.20%, 2/15/15	785	683
Royal Caribbean Cruises, 7.00%, 6/15/13	900	855
Ryland Group, 5.375%, 1/15/15	235	200
Speedway Motorsports, 6.75%, 6/1/13	435	424
Time Warner, 6.875%, 6/15/18	1,945	1,997
Viacom, 6.125%, 10/5/17	750	751
Viacom, 6.25%, 4/30/16	1,345	1,323
		17,990
Consumer Non-Cyclical 6.4%
Bunge Finance, 5.90%, 4/1/17	1,500	1,484
Cardinal Health, VR, 5.499%, 10/2/09 (1)	730	731
Delhaize Group, 6.50%, 6/15/17	225	231
Fortune Brands, 5.125%, 1/15/11	1,000	1,005
Hasbro, 6.30%, 9/15/17	860	890
Highmark, 6.80%, 8/15/13 (1)	880	1,003
Hospira, 4.95%, 6/15/09	1,180	1,202
Kroger, 6.15%, 1/15/20	1,500	1,554
Kroger, 8.05%, 2/1/10	1,340	1,442
Medtronic, 4.75%, 9/15/15	885	886
Panamerican Beverages, 7.25%, 7/1/09	435	454
PepsiAmericas, 4.875%, 1/15/15	775	761
Reynolds American, 6.50%, 7/15/10	665	698
Reynolds American, 7.25%, 6/1/13	600	647
Teva Pharmaceutical Finance, 5.55%, 2/1/16	1,010	1,038
Ventas Realty, 6.50%, 6/1/16	530	517
		14,543
Energy 8.3%
Amerada Hess, 7.875%, 10/1/29	1,678	1,978
Canadian Natural Resources, 6.45%, 6/30/33	1,060	1,025
Chesapeake Energy, 6.50%, 8/15/17	715	689
Devon Financing, 6.875%, 9/30/11	240	264
Devon Financing, 7.875%, 9/30/31	2,430	2,964
Diamond Offshore Drilling, 5.15%, 9/1/14	880	876
EnCana, 5.90%, 12/1/17	1,750	1,822
EnCana, 6.50%, 8/15/34	665	680
EOG Resources, 5.875%, 9/15/17	570	604
Halliburton, 5.50%, 10/15/10	880	934
Newfield Exploration, 6.625%, 9/1/14	435	426
OPTI Canada, 7.875%, 12/15/14 (1)	460	446
PF Export Receivables Master Trust, 6.436%, 6/1/15 (1)	115	118
Sunoco, 4.875%, 10/15/14	390	380
Sunoco, 5.75%, 1/15/17	600	594
Transocean, 5.25%, 3/15/13	500	524
Valero Energy, 6.125%, 6/15/17	2,140	2,210
XTO Energy, 5.65%, 4/1/16	825	850
XTO Energy, 6.75%, 8/1/37	795	848
YPF Sociedad Anonima, 10.00%, 11/2/28	550	601
		18,833
Technology 0.9%
Avnet, 5.875%, 3/15/14	1,000	1,023
National Semiconductor, 6.15%, 6/15/12	435	460
Xerox, 5.50%, 5/15/12	440	450
		1,933
Transportation 3.0%
Burlington Northern Santa Fe, 5.65%, 5/1/17	800	819
Burlington Northern Santa Fe, 6.15%, 5/1/37	1,300	1,273
Canadian National Railway, 6.25%, 8/1/34	1,085	1,074
Delta Air Lines, 6.821%, 8/10/22 (1)	1,654	1,530
ERAC USA Finance Company, 5.60%, 5/1/15 (1)	875	813
Norfolk Southern, 5.59%, 5/17/25	423	390
Norfolk Southern, 7.25%, 2/15/31	457	506
Union Pacific, 5.70%, 8/15/18	330	331
		6,736
Total Industrial		112,982
UTILITY 12.4%
Electric 8.8%
Appalachian Power, 6.375%, 4/1/36	500	487
Black Hills, 6.50%, 5/15/13	1,285	1,380
Centerpoint Energy, 7.25%, 9/1/10	880	949
Consumers Energy, 5.80%, 9/15/35	1,000	991
El Paso Electric, 6.00%, 5/15/35	600	557
Entergy Louisiana, 5.83%, 11/1/10	540	543
Florida Power & Light, 6.20%, 6/1/36	245	256
Illinois Power, 6.125%, 11/15/17 (1)	600	638
Jersey Central Power & Light, 5.65%, 6/1/17	1,590	1,610
MidAmerican Energy, 6.125%, 4/1/36	650	647
Monongahela Power, 5.70%, 3/15/17 (1)	540	552
Nevada Power, 5.875%, 1/15/15	665	667
Nevada Power, 6.75%, 7/1/37	840	823
NRG Energy, 7.25%, 2/1/14	150	147
NRG Energy, 7.375%, 2/1/16	290	281
Pacific Gas & Electric, 4.80%, 3/1/14	595	605
Pacific Gas & Electric, 6.05%, 3/1/34	645	646
Progress Energy, 5.625%, 1/15/16	1,450	1,492
Public Service Electric & Gas, 5.70%, 12/1/36	810	770
Public Service of New Mexico, 4.40%, 9/15/08	435	431
Southern California Edison, 4.65%, 4/1/15	745	744
TECO Finance, 6.572%, 11/1/17 (1)	410	429
TECO Finance, 7.00%, 5/1/12 (1)	590	624
Virginia Electric & Power, 4.50%, 12/15/10	435	452
Virginia Electric & Power, 6.00%, 5/15/37	1,000	995
West Penn Power Company, 5.95%, 12/15/17 (1)	955	985
Westar Energy, 5.10%, 7/15/20	880	854
Xcel Energy, 7.00%, 12/1/10	435	474
		20,029
Natural Gas 3.6%
Atmos Energy, 5.95%, 10/15/34	565	539
Boardwalk Pipelines, 5.50%, 2/1/17	570	567
Buckeye Partners, 6.05%, 1/15/18	480	490
El Paso Natural Gas Company, 5.95%, 4/15/17	300	300
Enterprise Products Operations, 4.95%, 6/1/10	495	507
Enterprise Products Operations, 6.30%, 9/15/17	1,270	1,323
Kinder Morgan Finance, 5.70%, 1/5/16	2,000	1,875
Northwest Pipeline, 5.95%, 4/15/17	750	733
Panhandle Eastern Pipeline, 4.80%, 8/15/08	205	205
Piedmont Natural Gas, 6.00%, 12/19/33	175	171
Southern Natural Gas, 5.90%, 4/1/17 (1)	300	297
Spectra Energy Capital, 6.75%, 7/15/18	1,015	1,075
Williams Companies, 7.75%, 6/15/31	25	27
		8,109
Total Utility		28,138

Total Corporate Bonds (Cost $180,058)		175,806
ASSET-BACKED SECURITIES 0.4%
Car Loan 0.2%
AmeriCredit Automobile Receivables Trust
Series 2006-RM, Class A3
5.53%, 1/6/14	300	295
		295

Credit Card 0.2%
Capital One Multi-Asset Execution Trust
Series 2003-C3, Class C3, VR
5.371%, 7/15/16	550	490
		490

Total Asset-Backed Securities (Cost $842)		785

NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES 4.4%
Commercial Mortgage Backed Securities 4.4%
American Tower Trust
Series 2007-1A, Class D, CMO
5.957%, 4/15/37 (1)	1,000	924

Bear Stearns Commercial Mortgage Securities
Series 2005-PWR9, Class AAB, CMO
4.804%, 9/15/42	550	530

Bear Stearns Commercial Mortgage Securities
Series 2005-T20, Class A1, CMO
4.94%, 10/12/42	396	392

Bear Stearns Commercial Mortgage Securities
Series 2006-PW13, Class AAB, CMO
5.53%, 9/11/41	610	599

Bear Stearns Commercial Mortgage Securities
Series 2007-PW17, Class A4, CMO
5.694%, 6/11/50	525	501

Citigroup/Deutsche Bank Commercial Mortgage
Series 2005-CD1, Class A4, CMO, VR
5.225%, 7/15/44	610	590
Citigroup/Deutsche Bank Commercial Mortgage
Series 2006-CD3, Class AAB, CMO
5.608%, 10/15/48	450	443

GE Capital Commercial Mortgage
Series 2001-1, Class A2, CMO
6.531%, 5/15/33	300	312

Greenwich Capital Commercial Funding
Series 2007-GG9, Class A4, CMO
5.444%, 3/10/39	600	567

JPMorgan Chase Commercial Mortgage Securities
Series 2005-LDP4, Class ASB, CMO, VR
4.824%, 10/15/42	885	853

JPMorgan Chase Commercial Mortgage Securities
Series 2006-CB14, Class A4 , CMO
5.481%, 12/12/44	750	729

JPMorgan Chase Commercial Mortgage Securities
Series 2007-LD11, Class A4, CMO, VR
5.819%, 6/15/49	525	509

LB-UBS Commercial Mortgage Trust
Series 2006-C1, Class A4, CMO
5.156%, 2/15/31	940	898

LB-UBS Commercial Mortgage Trust
Series 2007-C2, Class A3, CMO
5.43%, 2/17/40	610	575

Morgan Stanley Capital I
Series 2007-HQ11, Class A4, CMO, VR
5.447%, 2/12/44	540	510

Morgan Stanley Capital I
Series 2007-IQ14, Class A4, CMO, VR
5.692%, 4/15/49	540	517

Morgan Stanley Capital I
Series 2008-T29, Class A4, CMO, VR
6.28%, 1/11/43	540	539

Total Non-U.S. Government Mortgage-Backed Securities (Cost $10,296)		9,988
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING
MORTGAGE-BACKED) 1.4%
U.S. Government Agency Obligations 0.2% (2)
Ras Laffan Lending, 5.832%, 9/30/16 (1)	500	505
		505
U.S. Treasury Obligations 1.2%
U.S. Treasury Bonds, 4.50%, 2/15/36	162	164
U.S. Treasury Bonds, 5.375%, 2/15/31	375	427
U.S. Treasury Notes, 4.50%, 5/15/17	300	323
U.S. Treasury Notes, 4.875%, 6/30/12	1,620	1,788
		2,702
Total U.S. Government Agency Obligations (Excluding Mortgage-Backed)
(Cost $2,971)		3,207

FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES 5.9%
Owned No Guarantee 1.9%
Abu Dhabi National Energy, 5.62%, 10/25/12 (1)	1,510	1,553
Gazprom, 7.288%, 8/16/37	1,150	1,077
Pemex Project Funding Master Trust, VR, 6.291%, 6/15/10 (1)	880	887
Petrobras International Finance Company, 5.875%, 3/1/18	655	661
		4,178
Sovereign 4.0%
Republic of South Africa, 6.50%, 6/2/14	1,110	1,163
Republic of Turkey, 7.375%, 2/5/25	575	588
United Mexican States, 5.625%, 1/15/17	5,980	6,234
United Mexican States, 7.50%, 4/8/33	880	1,055
		9,040
Total Foreign Government Obligations & Municipalities (Cost $12,834)		13,218
MUNICIPAL SECURITIES 0.9%
Illinois 0.1%
Illinois HFA, Palos Community Hosp., AR, 14.00%, 5/15/18 (3)	350	350
		350
Indiana 0.2%
Indiana Health & Ed. Fac. Fin. Auth., Clarian Health, AR
7.99%, 2/15/21 (3)	400	400
		400
Texas 0.2%
Harris County Health Fac. Dev., Christus Health, AR
7.25%, 7/1/36 (4)	400	400
		400
West Virginia 0.4%
Tobacco Settlement Fin. Auth., Tobacco Industry
7.467%, 6/1/47	860	828
		828
Total Municipal Securities (Cost $2,010)		1,978
CONVERTIBLE BONDS 0.1%
Real Estate Investment Trusts 0.1%
ERP Operating, 3.85%, 8/15/26	212	201
Total Convertible Bonds (Cost $210)		201
COMMON STOCKS 1.3%
FINANCIAL INSTITUTIONS 0.1%
Banking 0.0%
Citizens Republic Bancorp	4	49
		49
Real Estate Investment Trusts 0.1%
Weingarten Realty Investors, REIT	5	150
		150
Total Financial Institutions		199
INDUSTRIAL 0.6%
Basic Industry 0.3%
International Paper	11	343
MeadWestvaco	12	314
		657
Communications 0.1%
AT&T	10	348
		348
Consumer Non-Cyclical 0.2%
Pfizer	18	390
UST	2	96
		486
Total Industrial		1,491
UTILITY 0.6%
Electric 0.5%
Black Hills	8	286
Duke Energy	26	463
Teco Energy	13	193
XCEL Energy	10	205
		1,147
Natural Gas 0.1%
Williams Companies	4	144
		144
Total Utility		1,291
Total Common Stocks (Cost $3,223)		2,981
PREFERRED STOCKS 0.1%
Real Estate Investment Trusts 0.1%
Roslyn Real Estate Asset, REIT	—	293
Total Preferred Stocks (Cost $307)		293
CONVERTIBLE PREFERRED STOCKS 0.2%
Brokerage 0.2%
Merrill Lynch, Acquisition Date: 1/18/08
Acquisition Cost $500 (5)(6)	—	463
Total Convertible Preferred Stocks (Cost $500)		463
BOND MUTUAL FUNDS 2.6%
T. Rowe Price Institutional Emerging Markets Bond Fund
8.13% (7)(8)	209	2,052
T. Rowe Price Institutional High Yield Fund, 9.15% (7)(8)	423	3,918
Total Bond Mutual Funds (Cost $6,426)		5,970
SHORT-TERM INVESTMENTS 2.9%
Money Market Funds 2.9%
T. Rowe Price Reserve Investment Fund, 3.80% (8)(9)	6,467	6,467
Total Short-Term Investments (Cost $6,467)		6,467
Total Investments in Securities
98.1% of Net Assets (Cost $226,144)		$221,357

‡	Denominated in U.S. dollars unless otherwise noted.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at period end amounts to
$23,902 and represents 10.6% of net assets.
(2)	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. government.
(3)	Insured by MBIA Insurance Corp.
(4)	Insured by Financial Security Assurance Inc.
(5)	Security cannot be offered for public resale without first being registered under the
Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period-end amounts to $463 and represents 0.2% of net assets.
(6)	Non-income producing
(7)	SEC 30-day yield
(8)	Affiliated Companies
(9)	Seven-day yield
AR	Auction Rate security with an interest rate reset feature through a modified Dutch auction at predetermined short-term intervals; rate shown is effective rate at period-end.
CMO	Collateralized Mortgage Obligation
FRN	Floating Rate Note
HFA	Health Facility Authority
REIT	Real Estate Investment Trust
STEP	Stepped coupon bond for which the coupon rate of interest will adjust on specified future date(s)
VR	Variable Rate; rate shown is effective rate at period-end.

SWAPS (0.1)%	NOTIONAL AMOUNT	VALUE

Credit Default Swaps (0.1)%

Citigroup, Protection Sold (Relevant Credit: Williams
Companies, 7.125%, 9/1/11), Receive 1.23%, Pay upon credit
default, 6/20/17	170	(5)

Deutsche Bank, Protection Bought (Relevant Credit: BNP
Paribas, FRN, 4.446%, 10/20/08), Pay 0.64%, Receive upon
credit default, 3/20/13	(850)	5

Deutsche Bank, Protection Bought (Relevant Credit: Halliburton
Company, 5.50%, 10/15/10), Pay 0.46%, Receive upon credit
default, 6/20/13	(1,000)	10

Goldman Sachs, Protection Bought (Relevant Credit:
Meadwestvaco, 6.85%, 4/1/12), Pay 1.73%, Receive upon
credit default, 6/20/13	(1,300)	1

Goldman Sachs, Protection Sold (Relevant Credit: GE Capital
6.00%, 6/15/12), Receive 0.185%, Pay upon credit default
6/20/17	2,300	(212)

Goldman Sachs, Protection Sold (Relevant Credit: Time Warner
Cable, 5.85%, 5/1/17), Receive 0.515%, Pay upon credit
default, 12/20/12	895	(44)

JPMorgan Chase, Protection Bought (Relevant Credit: Altria
Group, 7.00%, 11/4/13), Pay 0.55%, Receive upon credit
default, 12/20/14	(1,200)	23

JPMorgan Chase, Protection Sold (Relevant Credit: Merrill Lynch
5.00%, 1/15/15), Receive 1.60%, Pay upon credit default
12/20/08	540	(4)

JPMorgan Chase, Protection Sold (Relevant Credit: Reynolds
American, 7.625%, 6/1/16), Receive 1.12%, Pay upon credit
default, 12/20/14	1,200	(32)

JPMorgan Chase, Protection Sold (Relevant Credit: Williams
Companies, 7.125%, 9/1/11), Receive 1.20%, Pay upon credit
default, 6/20/17	80	(3)

Merrill Lynch, Protection Bought (Relevant Credit: CBS
Corporation, 4.625%, 5/15/18), Pay 1.27%, Receive upon
credit default, 6/20/13	(210)	5
Merrill Lynch, Protection Bought (Relevant Credit: Dow
Chemical, 6.00%, 10/1/12), Pay 0.46%, Receive upon credit
default, 12/20/12	(420)	10

Merrill Lynch, Protection Sold (Relevant Credit: Lehman
Brothers, 6.625%, 1/18/12), Receive 1.00%, Pay upon credit
default, 12/20/08	540	(7)

Total Swaps (Premium Paid/Received $—)		(253)

(8) Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

	Purchase	Sales	Investment	Value
Affiliate	Cost	Cost	Income	2/29/08	5/31/07
T. Rowe Price
Institutional Emerging
Markets Bond Fund, 8.13%	$ 2,037	$ -	$ 51	$ 2,052	$ -
T. Rowe Price
Institutional High
Yield Fund, 9.15%	327	1,094	289	3,918	5,177
T. Rowe Price Reserve
Investment Fund, 3.80%	¤	¤	159	6,467	4,707
Totals			$ 499	$ 12,437	$ 9,884

¤ Purchase and sale information not shown for cash management funds.

Other information for the fiscal period ended February 29, 2008 related to affiliated companies is as follows:

Investment in securities, at cost	$12,893
Dividend income	499
Interest income	-
Investment income	$499
Realized gain (loss) on securities	$(94)
Capital gain distributions from
mutual funds	$31

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Corporate Income Fund
Unaudited	February 29, 2008
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Corporate Income Fund, Inc. (the fund), is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide high income and some capital growth.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Debt securities are generally traded in the over-the-counter (OTC) market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

Equity securities listed or regularly traded on a securities exchange or in the OTC market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Swap agreements are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund’s share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day’s opening prices in the same markets, and adjusted prices.

Investment Transactions

Investment transactions are accounted for on the trade date.

New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board (FASB) released the Statement of Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements. FAS 157 clarifies the definition of fair value and establishes the framework for measuring fair value, as well as proper disclosure of this methodology in the financial statements. It will be effective for the fund’s fiscal year beginning June 1, 2008. Management is evaluating the effects of FAS 157; however, it is not expected to have a material impact on the fund’s net assets or results of operations.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Noninvestment-Grade Debt Securities

The fund may invest, directly or through its investments in T. Rowe Price Institutional funds, in noninvestment-grade debt securities, commonly referred to as “high-yield” or “junk” bonds. A real or perceived economic downturn or higher interest rates could adversely affect the liquidity or value, or both, of such securities because such events could lessen the ability of issuers to make principal and interest payments.

Restricted Securities

The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.

Swaps

The fund may invest in credit default swaps under which it buys or sells protection against a defined-issuer credit event. Upon a defined-issuer credit event, the fund is required to either deliver the notional amount of the contract in cash and take delivery of the relevant credit or deliver cash approximately equal to the notional amount of the contract less market value of the relevant credit at the time of the credit event. Risks arise from the possible inability of counterparties to meet the terms of their agreements and from changes in creditworthiness of the relevant underlying issuer. In order to mitigate counterparty risk and subject to specific contractual arrangements, the fund may receive eligible security collateral from such counterparties upon unrealized gain amounts reaching certain thresholds. Eligible security collateral generally includes debt securities issued by the U.S. government or related agencies. At February 29, 2008, no such collateral was received.

NOTE 3 - FEDERAL INCOME TAXES

At February 29, 2008, the cost of investments for federal income tax purposes was $226,144,000. Net unrealized loss aggregated $5,040,000 at period-end, of which $3,358,000 related to appreciated investments and $8,398,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees.

The fund may invest in certain T. Rowe Price Institutional funds (underlying Institutional funds) as a means of gaining efficient and cost-effective exposure to certain markets. The underlying Institutional funds are open-end management investment companies managed by T. Rowe Price Associates, Inc. or T. Rowe Price International, Inc. (collectively, the Institutional managers) and are affiliates of the fund, as reflected in the accompanying Affiliated Companies table. Each underlying Institutional fund pays an all-inclusive management and administrative fee to its Institutional manager based on an annual rate and its average daily net assets. To ensure that the fund does not incur duplicate fees for its assets invested in the underlying Institutional funds, each Institutional manager has agreed to reduce its management fee charged to those funds investing in underlying Institutional funds. Annual management and administrative fee rates related to shares of the underlying Institutional funds are as follows:

Institutional High Yield Fund	Institutional Emerging Markets Bond Fund
0.50%	0.70%

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Corporate Income Fund, Inc.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	April 23, 2008

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	April 23, 2008

By	/s/ Gregory K. Hinkle
Gregory K. Hinkle
Principal Financial Officer

Date	April 23, 2008